Provision For Income Tax - Schedule of Reconciliation Effective Tax (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Reconciliation Effective Tax [Abstract]
(Loss) Income before income tax	$ (10,310,278)	$ (1,635,736)	$ 912,370
Tax expenses at the British Virgin Islands statutory tax rare
Effective Income Tax Rate Reconciliation At Singapore Profit Tax Rate
Hong Kong Profits tax rate	16.50%	16.50%	16.50%
Income taxes computed at Hong Kong Profits Tax rate	$ (1,701,196)	$ (269,896)	$ 150,541
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Amount	1,402,209
Tax allowance at the statutory tax rates	(43,217)	(1,362)	(1,276)
Tax effect on non-assessable income	(55)	(18)	(18)
Tax effect on non-deductible expenditure	4,184	75,483	772
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes, Amount	11,607
Tax effect of two-tier tax rate	0	21,173	(21,087)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	331,394
(Benefit from) Provision for income taxes	$ 4,926	$ (174,620)	$ 128,932
British Virgin Islands statutory tax rate
Different tax rates available to different jurisdictions	(13.60%)
Tax allowance at the statutory tax rates	0.40%	0.10%	(0.10%)
Non-assessable income
Non-deductible expenditure		(4.60%)
Effective Income Tax Rate Reconciliation, Prior Year Income Taxes, Percent	(0.10%)
Two-tier tax rate		(1.30%)	(2.30%)
Valuation allowance	(3.20%)
Effective tax rate		10.70%	14.10%